Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000260991
Shareholder Report [Line Items]
Fund Name	Global X Treasury Bond Enhanced Income ETF
Class Name	Global X Treasury Bond Enhanced Income ETF
Trading Symbol	TLTX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Treasury Bond Enhanced Income ETF (the "Fund") for the period from July 15, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/tltx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/tltx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Treasury Bond Enhanced Income ETF	$9	0.30%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund is an actively managed ETF that seeks to generate income and capital appreciation by investing primarily in long-duration U.S. Treasuries, U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) and/or ETFs that invest in U.S. Treasury securities. To generate additional income, the Fund “writes” or “sells” call options on one or more U.S. Treasury ETFs. The Fund writes call options on only a portion of its net assets, maintaining flexibility for capital appreciation through its core fixed-income holdings.

The Fund uses the ICE BofA U.S. Treasury 20+ Year Bond Index as its secondary benchmark index (the "Secondary Index"). The Secondary Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than 20 years.

For the period from July 15, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 6.95%, while the Secondary Index increased 7.45%. The Fund had a net asset value of $25.00 per share on July 15, 2025 and ended the reporting period with a net asset value of $25.49 per share on October 31, 2025.

The Fund posted positive performance during the reporting period, supported by an improving policy backdrop. A key catalyst was the Federal Reserve's September interest rate cut, which lowered front‑end yields and buoyed Treasury valuations. Inflation readings were mixed, moderating any outsized duration rally. On the supply side, the Treasury's late‑July refunding kept coupon auction sizes steady while expanding buybacks, helping anchor liquidity and the term premium during the quarter. The Fund benefited from the Federal Reserve's pivot from a hawkish to a more dovish stance, which created favorable conditions for both the underlying Treasury holdings and its option-writing strategy. As market expectations shifted toward further rate cuts, the resulting Treasury rally supported capital appreciation while the option strategy continued to provide income enhancement. Together, these forces created a constructive but measured backdrop for U.S. rates, consistent with the Fund's gain over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Treasury Bond Enhanced Income ETF	Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index	ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,204	$10,087	$10,234
Aug/25	$10,168	$10,207	$10,229
Sep/25	$10,532	$10,319	$10,597
Oct/25	$10,695	$10,383	$10,745

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X Treasury Bond Enhanced Income ETF	6.95%
Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index	3.83%
ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)Footnote Reference*	7.45%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,549,352
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 2,169
InvestmentCompanyPortfolioTurnover	34.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,549,352	9	$2,169	34.10%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-0.2%
Exchange-Traded Fund	45.8%
U.S. Treasury Obligations	53.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Long-Term Treasury Ladder ETFFootnote Reference**	45.8%
U.S. Treasury STRIPS, PO, 4.96%, 2/15/2055	12.4%
U.S. Treasury STRIPS, PO, 4.95%, 5/15/2055	12.3%
U.S. Treasury STRIPS, PO, 4.98%, 11/15/2054	10.1%
U.S. Treasury Bonds, 4.75%, 5/15/2055	8.7%
U.S. Treasury Bonds, 4.63%, 2/15/2055	3.9%
U.S. Treasury STRIPS, PO, 4.54%, 8/15/2055	3.6%
U.S. Treasury Bonds, 4.75%, 8/15/2055	2.0%
Written Option - iShares 20+ Year Treasury Bond ETF, $90, 11/07/25	-0.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/tltx/